Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net revenues:
Advertising (include revenue received from CRIC of $2,526, $852 and nil for 2010, 2009 and 2008, respectively)	$ 290,814	$ 227,895	$ 258,499
Non-advertising (include amortization of deferred revenue from CRIC of $18,745, $4,686 and nil for 2010, 2009 and 2008, respectively)	111,803	130,672	111,088
Net revenues	402,617	358,567	369,587
Costs of revenue:
Advertising	116,295	99,835	100,008
Non-advertising	52,115	58,457	50,327
Costs of revenue	168,410	158,292	150,335
Gross profit	234,207	200,275	219,252
Operating expenses:
Sales and marketing	77,996	85,133	79,784
Product development	34,048	33,777	30,371
General and administrative	22,585	40,025	33,179
Amortization of intangible assets	3,335	4,138	1,337
Total operating expenses	137,964	163,073	144,671
Income from operations	96,243	37,202	74,581
Interest and other income, net	8,804	8,371	18,270
Earnings from equity investments, net	12,604
Gain on sale of business or (impairment in equity investment)	(128,554)	375,055	2,358
Income (loss) before income tax expense	(10,903)	420,628	95,209
Income tax expense	(8,436)	(8,323)	(14,042)
Net income (loss)	(19,339)	412,305	81,167
Less: Net income (loss) attributable to the noncontrolling interest	(245)	410	529
Net income (loss) attributable to SINA	$ (19,094)	$ 411,895	$ 80,638
Basic net income (loss) per share attributable to SINA	$ (0.31)	$ 7.53	$ 1.44
Diluted net income (loss) per share attributable to SINA	$ (0.31)	$ 6.95	$ 1.33
Shares used in computing basic net income (loss) per share attributable to SINA	61,216	54,722	55,821
Shares used in computing diluted net income (loss) per share attributable to SINA	61,216	59,259	60,474